FAIR VALUE MEASUREMENTS - Schedule of Company's Assets that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Assets:
Marketable securities held in Trust Account	$ 117,448,790	$ 116,738,316
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	$ 117,448,790	$ 116,738,316